Prepayments and other receivables (Schedule of Movements on the Group Provision for Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other receivables
At 1 January	$ 14	$ 7
Additions		10
Foreign exchange (loss) income	4	(3)
At 31 December	$ 18	$ 14